Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of The company's provision for (recovery of) income taxes

	2022	2021
Current income tax:
Current year expense	616.8	401.6
Adjustments to prior years’ income taxes	(10.0)	(14.6)
	606.8	387.0
Deferred income tax:
Origination and reversal of temporary differences	(197.1)	313.5
Adjustments to prior years’ deferred income taxes	11.7	18.9
Other	3.8	6.6
	(181.6)	339.0

Provision for income taxes	425.2	726.0

Schedule of earnings before income taxes by jurisdiction

	2022					2021
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	399.2	1,330.7	(112.2)	94.3	1,712.0	858.8	974.5	157.3	2,402.0	4,392.6
Provision for (recovery of) income taxes	114.7	238.3	(12.9)	85.1	425.2	191.6	238.6	18.7	277.1	726.0
Net earnings (loss)	284.5	1,092.4	(99.3)	9.2	1,286.8	667.2	735.9	138.6	2,124.9	3,666.6
(1)	Includes Fairfax India.
(2)	Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)	Comprised of Brit.
(4)	Primarily includes companies in India, Asia and Europe (excluding the U.K.), and Allied World, which has operations in multiple jurisdictions.

Schedule of reconciliations of the provision for (recovery of) income taxes

	2022	2021
Canadian statutory income tax rate	26.5%	26.5%

Provision for income taxes at the Canadian statutory income tax rate	453.7	1,164.0
Non-taxable investment income	(25.6)	(149.4)
Tax rate differential on income and losses outside Canada	(50.9)	(399.1)
Change in unrecorded tax benefit of losses and temporary differences	0.8	67.2
Change in tax rate for deferred income taxes	6.6	0.3
Provision relating to prior years	1.7	4.3
Foreign exchange effect	(17.1)	(23.0)
Other including permanent differences	56.0	61.7
Provision for income taxes	425.2	726.0

Schedule of income taxes refundable and payable

	December 31,	December 31,
	2022	2021
Income taxes refundable	67.1	58.3
Income taxes payable	(361.0)	(175.0)
Net income taxes payable	(293.9)	(116.7)

Schedule of changes net income taxes (payable) refundable

	2022	2021
Balance - January 1	(116.7)	24.2
Amounts recorded in the consolidated statements of earnings	(606.8)	(387.0)
Payments made during the year	416.4	288.7
Acquisitions of subsidiaries (note 23)	—	(54.5)
Foreign exchange effect and other	13.2	11.9
Balance - December 31	(293.9)	(116.7)

Schedule of changes in net deferred income tax asset

	2022
		Provision
	Operating	for losses	Provision	Deferred
	and	and loss	for	premium
	capital	adjustment	unearned	acquisition	Intangible		Tax
	losses	expenses	premiums	costs	assets	Investments	credits	Other	Total
Balance - January 1	230.0	204.2	187.7	(147.8)	(413.1)	(414.5)	213.6	63.5	(76.4)
Amounts recorded in the consolidated statement of earnings	(7.1)	53.4	27.0	(22.7)	30.9	219.4	(137.1)	17.8	181.6
Amounts recorded in total equity	8.0	—	—	—	—	20.1	—	(42.4)	(14.3)
Acquisitions of subsidiaries (note 23)	3.3	—	—	—	(1.9)	(11.4)	—	(52.6)	(62.6)
Deconsolidation of non-insurance subsidiaries (note 23)	(0.6)	—	—	—	7.0	—	—	—	6.4
Foreign exchange effect and other	(6.8)	(2.9)	0.2	(0.8)	1.0	15.5	(1.1)	(44.4)	(39.3)
Balance - December 31	226.8	254.7	214.9	(171.3)	(376.1)	(170.9)	75.4	(58.1)	(4.6)

	2021
		Provision
	Operating	for losses	Provision	Deferred
	and	and loss	for	premium
	capital	adjustment	unearned	acquisition	Intangible		Tax
	losses	expenses	premiums	costs	assets	Investments	credits	Other	Total
Balance - January 1	236.3	168.8	141.7	(116.1)	(389.5)	23.9	174.8	117.6	357.5
Amounts recorded in the consolidated statement of earnings	(3.5)	35.6	46.0	(39.4)	(19.5)	(339.2)	32.3	(51.3)	(339.0)
Amounts recorded in total equity	17.5	—	—	—	—	0.8	—	(37.5)	(19.2)
Acquisitions of subsidiaries (note 23)	(4.2)	—	—	7.9	(10.3)	(98.9)	—	31.4	(74.1)
Deconsolidation of non-insurance subsidiaries (note 23)	(7.5)	—	—	—	7.8	—	—	2.3	2.6
Foreign exchange effect and other	(8.6)	(0.2)	—	(0.2)	(1.6)	(1.1)	6.5	1.0	(4.2)
Balance - December 31	230.0	204.2	187.7	(147.8)	(413.1)	(414.5)	213.6	63.5	(76.4)